CONTRACT BALANCES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable, net
Accounts receivable	¥ 2,585,134	¥ 2,426,753
Less: allowance for credit losses	(39,221)	(20,728)	¥ (12,124)
Accounts receivable, net	2,545,913	2,406,025
Accounts receivable, net of allowance for credit losses	2,545,913	2,406,025
Movement of the allowance for credit losses
Balance at the beginning of the year	20,728	12,124	2,163
Allowance made during the year	18,294	7,744	10,070
Foreign exchange impact	199	860	(109)
Balance at the end of the year	39,221	20,728	12,124
Deferred Revenue
Beginning balance	185,833
Increase	1,735
Closing balance	187,568	185,833
Deferred revenue expected to be recognized as revenue after one year	67,683	29,703
Revenue recognized from the opening deferred revenue balance	161,391	122,378	¥ 104,640
Asset pledged as security | Long-term borrowings
Accounts receivable, net
Accounts receivable, net of allowance for credit losses	1,740,552	1,256,289
Asset pledged as security | Finance lease and other financing obligations
Accounts receivable, net
Accounts receivable, net of allowance for credit losses	¥ 69,264	¥ 145,764